LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Operating leases
2023	$ 4,578
2024	4,588
2025	2,798
2026	777
Total lease payments	12,741 [1]
Less - imputed interest	(1,261)
Present value of lease liabilities	11,480
Sublease rental payments	$ 8,907

[1]	Total lease payments have not been reduced by sublease rental payments of $8,907 due in